Equity Holdings and Fair Value Disclosures (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 29, 2023	Mar. 16, 2023	Sep. 12, 2022	Apr. 30, 2021	Aug. 31, 2020	May 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jan. 01, 2023	Jan. 04, 2021
Schedule of Equity Method Investments [Line Items]
Retained earnings							$ (2,161,000)		$ 2,336,000			$ 100,000
Loss on equity holdings							(844,000)	$ (651,000)
Investments							39,614,000		17,469,000
Equity Method Investments							23,947,000		4,571,000
Convertible promissory note	$ 250,000						250,000
Iinterest rate		13.00%
Conversion price per share	$ 5.00
Unsecured loan		$ 200,000
Maturity date		Mar. 15, 2024
Principal and interest accrued		$ 200,000
Principal amount							200,000
Accrued interest							15,000
Promissory Note [Member]
Schedule of Equity Method Investments [Line Items]
Iinterest rate	15.00%
Think Markets [Member]
Schedule of Equity Method Investments [Line Items]
Convertible promissory note	$ 250,000						250,000
Convertible Promissory Note [Member]
Schedule of Equity Method Investments [Line Items]
Fair value of note							200,000
FGMP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment realized gain (loss)							36,000
Investments							9,000,000.0
FGMP [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investments							400,000
FGAC Investors LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							9,100,000				$ 8,900,000
FG Merger Investors LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							5,093,000				3,400,000
Green First Forest Products Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							$ 712,000				$ 1,400,000
FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Fair value method equity holding									10,552,000	$ 16,792,000
Retained earnings									2,336,000	16,437,000
Loss on equity holdings									(3,261,000)	$ 403,000
Stock Issued During Period, Value, Other									1,194,000
FG Group Holdings Inc [Member] | Green First Forest Products Inc [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition of acquired entity description				The Company’s Chairman, Mr. Cerminara, served as a member of the board of directors of GreenFirst from June 2016 to October 2021, and was also appointed Chairman of GreenFirst from June 2018 to June 2021. Prior to the closing of the GreenFirst Acquisition, the Company held a 20.7% ownership position in GreenFirst. The Company’s 20.7% ownership of GreenFirst, combined with Mr. Cerminara’s board seat, provided the Company with significant influence over GreenFirst, but not a controlling interest. Accordingly, the Company applied the equity method of accounting to its equity holding in GreenFirst. Following the GreenFirst Acquisition and GreenFirst’s issuance of additional common shares, the Company’s ownership percentage decreased to 8.6%.
FG Group Holdings Inc [Member] | Firefly Systems Inc [Member] | Series B One Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, equity interest issued shares						1,100,000
FG Group Holdings Inc [Member] | Firefly Systems Inc [Member] | Series B Two Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, equity interest issued shares					600,000
FG Group Holdings Inc [Member] | Firefly Systems Inc [Member] | Series B Two Preferred Stock [Member] | Stock Purchase Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, equity interest issued shares					700,000
Common Stock [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Issuance of common stock and Landmark warrant, net of costs, shares										761,000
Stock Issued During Period, Value, Other
Opp Fi Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares received							860,000
Stock Issued During Period, Value, Other							$ 1,900,000
FG Financial Holdings LLC [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Common stock voting rights description									In consideration of its contribution to FGF Holdings, the Company was issued Series B Common Interests of FGF Holdings and 50% of the voting power over FGF Holdings. The members of FGF Holdings agreed that the powers of FGF Holdings shall be exercised by, or under the authority of, its managers. FGF Holdings has two managers, one of which was appointed by the Company. The Company designated its Chairman, D. Kyle Cerminara, to serve as a manager of FGF Holdings. The managers of FGF Holdings, acting unanimously, have the right, power and authority on behalf of FGF Holdings and in its name to execute documents or other instruments and exercise all of the rights, power and authority of FGF Holdings. Allocations of profits and losses and distributions of cash are made in accordance with the terms of the FGF Holdings operating agreement.
Combined equity ownership percentage									50.00%
Fair value method equity holding									$ 4,500,000
Gain loss on equity holdings									3,300,000	$ 3,000,000.0
Retained earnings									$ 9,300,000	$ 6,000,000.0
Equity method investments									45.10%	47.20%
Equity Method Investments									$ 4,571,000	$ 7,832,000
FG Financial Holdings LLC [Member] | Common Stock [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Issuance of common stock and Landmark warrant, net of costs, shares			2.9
Green First Forest Products Inc [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Loss on equity holdings									6,200,000	4,500,000
Investment owned, at fair value									$ 10,600,000	$ 16,800,000
FG SPAC Partners LP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments													46.00%
FG Merger Investors [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment realized gain (loss)							7,500
Green First Forest Products [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment realized gain (loss)							35,000
Green First Forest Products Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment realized gain (loss)							42,000
Investment Fund [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							$ 14,900,000